Capital Management and Solvency - Aegon's Estimated Capital Position (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023 [1]	Dec. 31, 2022
Disclosure Of Estimated Capital Position [Line Items]
Group solvency ratio	193.00%	208.00%
Aegons Insurance Group [member]
Disclosure Of Estimated Capital Position [Line Items]
Group Eligible Own Funds	€ 14,250	€ 16,332
Group SCR	€ 7,366	€ 7,844

[1]	The solvency ratios are estimates and are not final until filed with the respective supervisory authority.